DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Sales of goods and services	$ 159,116,112	$ 169,132,295	$ 163,311,441
Subsidies	5,408,677	4,187,526	964,002
Total	$ 164,524,789	$ 173,319,821	$ 164,275,443